Acquisitions - Summary of Preliminary Values Allocated to Identifiable Intangible Assets and Estimated Useful Lives (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 02, 2021	Dec. 31, 2021
Definite Lived Trade Names
Acquired Finite Lived Intangible Assets [Line Items]
Identifiable intangible assets, Useful life		14 years 3 months 18 days
Definite Lived Trade Names | Foley Trasimene Acquisition Corp
Acquired Finite Lived Intangible Assets [Line Items]
Identifiable intangible assets, Fair value	$ 400
Identifiable intangible assets, Useful life	15 years
Technology Related Intangibles
Acquired Finite Lived Intangible Assets [Line Items]
Identifiable intangible assets, Useful life		5 years 6 months
Technology Related Intangibles | Foley Trasimene Acquisition Corp
Acquired Finite Lived Intangible Assets [Line Items]
Identifiable intangible assets, Fair value	$ 222
Identifiable intangible assets, Useful life	6 years
Customer Related and Contract Based Intangibles | Foley Trasimene Acquisition Corp
Acquired Finite Lived Intangible Assets [Line Items]
Identifiable intangible assets, Fair value	$ 3,456
Identifiable intangible assets, Useful life	15 years